Long-Term Debt - Additional Information - Other (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) credit_facility term_loan	Dec. 31, 2017 USD ($) credit_facility term_loan
Debt Instrument [Line Items]
Carrying amount of debt	$ 2,966,208	$ 3,123,728
Weighted-average effective interest rate	4.70%	4.10%
Aggregate principal repayments, remainder of 2018	$ 254,700
Aggregate principal repayments, 2019	537,300
Aggregate principal repayments, 2020	349,000
Aggregate principal repayments, 2021	303,000
Aggregate principal repayments, 2022	596,300
Aggregate principal repayments, thereafter	$ 974,300
Number Of Debt Instruments | term_loan	2	2
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal repayments, remainder of 2018	$ 75,600
Aggregate principal repayments, 2019	148,200
Aggregate principal repayments, 2020	100,000
Aggregate principal repayments, 2021	100,000
Aggregate principal repayments, 2022	$ 175,000
Number Of Debt Instruments | term_loan	1
Number of credit facilities | credit_facility	2	3
Term Loan
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan	7
Minimum | Collateralized Debt Obligations
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	100.00%
Vessel values to drawn principal balance ratios	119.65%
Maximum | Collateralized Debt Obligations
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	273.33%
Interest Rate Swap | Minimum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	0.90%	0.90%
Interest Rate Swap | Maximum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	4.30%	3.75%
ALP Maritime Services B.V.
Debt Instrument [Line Items]
Carrying amount of debt	$ 84,100
Fixed interest rate	2.93%